S000094550 [Member] Expense Example - Franklin Pennsylvania Municipal Income ETF - Franklin Pennsylvania Municipal Income ETF	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 112